VistaShares Electrification Supercycle ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary Products - 1.3%
LG Energy Solution Ltd.(a)	2,748	$758,983

Industrial Products - 54.5%(b)
ABB Ltd., ADR	12,285	1,197,173
Advanced Energy Industries, Inc.	4,112	1,138,448
Amphenol Corp.	6,243	989,828
Bel Fuse, Inc. - Class B	8,389	2,091,168
Bloom Energy Corp. - Class A(a)	7,081	1,460,810
Eaton Corp. PLC	6,759	2,716,307
Forgent Power Solutions, Inc. - Class A(a)	42,486	1,297,522
GE Vernova, Inc.	2,121	1,905,782
Hammond Power Solutions, Inc.	7,876	1,351,925
Hubbell, Inc.	3,878	1,756,734
Hyosung Heavy Industries Corp.	1,122	2,429,114
Iljin Electric Co., Ltd.	21,135	1,099,527
Littelfuse, Inc.	1,600	659,488
LS Electric Co., Ltd.	15,708	2,381,565
nVent Electric PLC	15,645	2,358,484
Powell Industries, Inc.	11,558	2,077,319
Prysmian SpA	17,948	2,505,982
Schneider Electric SE	2,394	819,246
Siemens Energy AG	10,768	1,778,406
		32,014,828

Industrial Services - 6.4%
MasTec, Inc.(a)	3,326	797,508
Quanta Services, Inc.	4,864	2,952,886
		3,750,394

Renewable Energy - 6.7%
EnerSys	2,804	515,544
Enphase Energy, Inc.(a)	14,479	527,325
Fluence Energy, Inc. - Class A(a)	25,544	276,131
Nextpower, Inc. - Class A(a)	7,440	610,303
OY Nofar Energy Ltd.(a)	3,083	170,412
SolarEdge Technologies, Inc.(a)	7,065	227,493
Sungrow Power Supply Co., Ltd.(a)	73,687	1,003,350
T1 Energy, Inc.(a)	139,469	620,637
		3,951,195

Tech Hardware & Semiconductors - 9.6%
Delta Electronics, Inc.	58,606	3,399,377
Fujikura Ltd.	37,891	1,305,940
Vicor Corp.(a)	4,911	921,696
		5,627,013

Utilities - 20.9%
American Electric Power Co., Inc.	13,505	1,653,417
Brookfield Renewable Partners LP	7,360	233,122
Constellation Energy Corp.	3,287	903,169
Edison International	4,355	235,083
Enel SpA	79,825	873,561
Engie SA	18,467	527,702
Eversource Energy	10,788	756,670
Exelon Corp.	18,312	800,601
Iberdrola SA	22,197	517,744
National Grid PLC	44,305	702,806
NextEra Energy, Inc.	16,030	1,319,910
NRG Energy, Inc.	2,496	274,860
PG&E Corp.	15,760	209,135
Redeia Corp. SA	11,524	204,543
Talen Energy Corp.(a)	2,921	863,915
Vistra Corp.	6,112	839,606
Xcel Energy, Inc.	17,601	1,332,220
		12,248,064

TOTAL COMMON STOCKS (Cost $64,043,481)		58,350,477

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(c)	55,963	$55,963

TOTAL SHORT-TERM INVESTMENTS (Cost $55,963)		55,963

TOTAL INVESTMENTS - 99.5% (Cost $64,099,444)		$58,406,440
Other Assets in Excess of Liabilities - 0.5%		321,748
TOTAL NET ASSETS - 100.0%		$58,728,188

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.